Trade and other receivables (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 512,677,587	$ 449,800,495
Chilean Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	299,240,865	291,976,889
Argentine Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	121,581,952	78,019,455
Us Dollar [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	52,213,269	43,734,334
Euro [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	7,817,297	8,114,465
Unidad De Fomento [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	2,606,146	2,261,531
Uruguayan Peso [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	8,684,460	6,514,410
Paraguayan Guarani [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	15,086,724	13,996,752
Bolivian [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	3,385,594	2,856,786
Others Currencies [Member]
IfrsStatementLineItems [Line Items]
Trade and other receivables	$ 2,061,280	$ 2,325,873